RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
(a)Brookfield Reinsurance agreements
The Company has an outstanding equity commitment in the amount of $2.0 billion from Brookfield to fund future growth, which the Company may draw on from time to time. As of June 30, 2024 and December 31, 2023, there were no amounts drawn under the equity commitment.
The Company has a revolving credit facility with Brookfield under the Brookfield Credit Agreement. Refer to Note 21 for more details.
The following table reflects the related party agreements and transactions involving Brookfield, which includes Brookfield Corporation’s subsidiaries, included in the statements of operations:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024	2023	2024	2023
Credit agreement fees to Brookfield	$—	$—	$—	$—
Support agreement fees to Brookfield	—	—	—	—
Rights agreement fees to Brookfield	—	—	—	—
Administration fees to Brookfield	1.4	1.7	4.8	3.4
Investment management fees to Brookfield	40.9	15.0	61.8	30.0
Licensing agreement fees to Brookfield	—	—	—	—
Outsourcing fees to Brookfield	—	0.2	0.1	0.9
(b)Other related party transactions
For the six months ended June 30, 2024, the Company and its subsidiaries, in aggregate, purchased related party investments of $4.2 billion (2023 – $1.6 billion). Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
The Company had $273 million of cash on deposit with wholly-owned subsidiaries of Brookfield as of June 30, 2024 (December 31, 2023 – $266 million).